CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks	£ (2,677)	£ 13,415	£ (654)
Change in customer deposits	(11,901)	2,935	(3,690)
Changes in amounts due to fellow Lloyds Banking Group undertakings	(5,466)	44	2,799
Change in debt securities in issue	4,730	(11,968)	(8,950)
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(45,383)	(12,677)	11,680
Change in investment contract liabilities	(353)	(4,665)	(2,665)
Change in other operating liabilities	(383)	(463)	(549)
Change in operating liabilities	(61,433)	(13,379)	(2,029)
The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks	(2,219)	(1,917)	(4,261)
Change in customer deposits	(5,258)	13,417	6,602
Changes in amounts due to fellow Lloyds Banking Group undertakings	(23,522)	12,812	16,525
Change in debt securities in issue	1,442	(6,079)	(6,379)
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(46,514)	(15,110)	6,995
Change in other operating liabilities	(648)	340	(107)
Change in operating liabilities	£ (76,719)	£ 3,463	£ 19,375